CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Restricted Cash
Restricted cash - bank deposits	$ 271	$ 271